Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Going Concern [Line Items]
Retained earnings surplus deficit	$ (112,870)	$ (87,442)
Cash and cash equivalents	$ 39,928	$ 65,128